Customers Contributed Percentage of Revenue (Detail)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013
Payor A
Percentage Of Revenue [Line Items]
Revenue from major customers as percentage of total revenues	15.90%	22.00%
Payor B
Percentage Of Revenue [Line Items]
Revenue from major customers as percentage of total revenues	15.90%	0.00%
Payor C
Percentage Of Revenue [Line Items]
Revenue from major customers as percentage of total revenues	15.50%	0.00%